Sanford C. Bernstein Fund II, Inc.

Schedule of Investments

Intermediate Duration Institutional Portfolio

December 31, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 28.6%
United States – 28.6%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	2,361	$1,120,595
1.875%, 02/15/2051		876	488,045
2.00%, 08/15/2051		9,349	5,349,610
2.25%, 08/15/2046		681	440,226
2.25%, 08/15/2049		15,570	9,653,400
2.25%, 02/15/2052		1,672	1,015,035
2.375%, 11/15/2049		4,905	3,120,806
2.50%, 02/15/2046		932	637,546
2.50%, 05/15/2046		5,327	3,630,752
2.875%, 08/15/2045		51	37,940
2.875%, 11/15/2046		387	281,422
2.875%, 05/15/2052		2,950	2,065,852
3.00%, 05/15/2045		129	97,178
3.00%, 11/15/2045		363	273,383
3.00%, 05/15/2047(a)		1,447	1,070,554
3.00%, 02/15/2048		5,490	4,031,719
3.25%, 05/15/2042		1,539	1,252,764
3.375%, 08/15/2042		6,591	5,443,055
3.50%, 02/15/2039		8,105	7,103,273
3.625%, 08/15/2043		1,943	1,647,335
3.625%, 02/15/2053		2,798	2,277,228
3.625%, 05/15/2053(b)		4,008	3,263,608
3.75%, 11/15/2043		295	254,207
3.875%, 02/15/2043		3,999	3,531,352
3.875%, 05/15/2043		999	880,192
4.00%, 11/15/2042		5,931	5,341,247
4.125%, 08/15/2053		3,432	3,062,167
4.25%, 02/15/2054		5,131	4,688,725
4.375%, 02/15/2038		899	874,267
4.375%, 11/15/2039		10,740	10,300,331
4.375%, 08/15/2043		7,123	6,708,881
4.50%, 02/15/2036		1,074	1,072,122
4.50%, 02/15/2044		5,053	4,827,601
4.625%, 05/15/2044		2,775	2,692,999
4.625%, 05/15/2054		1,354	1,317,840
4.75%, 02/15/2037		1,525	1,546,207
4.75%, 11/15/2043		7,167	7,083,308
4.75%, 11/15/2053		4,499	4,457,931
U.S. Treasury Notes 2.625%, 02/15/2029		3,914	3,658,647
3.50%, 04/30/2028		8,269	8,059,204
3.75%, 12/31/2028		18,838	18,413,949
3.875%, 12/31/2027		7,359	7,273,813
4.00%, 02/29/2028		3,062	3,033,673
4.125%, 03/31/2029		6,400	6,336,802
4.25%, 02/28/2029		16,977	16,897,619
4.25%, 06/30/2029		1,720	1,710,126
4.375%, 11/30/2028		6,169	6,170,728
4.375%, 05/15/2034		956	941,857
4.50%, 11/15/2033		13,172	13,116,231
4.625%, 09/30/2028		8,685	8,765,917
4.875%, 10/31/2028		15,016	15,283,778

Total Governments - Treasuries (cost $253,396,369)			222,603,047

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 24.1%
Industrial – 12.5%
Basic – 0.6%
Freeport Indonesia PT 4.763%, 04/14/2027(c)	U.S.$	324	$320,760
Glencore Funding LLC 5.338%, 04/04/2027(c)		1,418	1,430,252
6.50%, 10/06/2033(c)		390	414,157
Nexa Resources SA 6.75%, 04/09/2034(c)		441	445,410
Smurfit Westrock Financing DAC 5.418%, 01/15/2035(c)		215	213,940
WRKCo, Inc. 4.00%, 03/15/2028		1,732	1,678,758

			4,503,277

Capital Goods – 1.2%
Boeing Co. (The) 3.25%, 02/01/2028		970	913,343
3.625%, 02/01/2031		280	254,195
5.15%, 05/01/2030		262	258,568
6.298%, 05/01/2029		392	406,457
6.528%, 05/01/2034		486	509,109
Caterpillar Financial Services Corp. 4.45%, 10/16/2026		1,888	1,888,472
CNH Industrial Capital LLC 3.95%, 05/23/2025		1,191	1,186,462
Regal Rexnord Corp. 6.05%, 02/15/2026		1,381	1,393,650
Waste Management, Inc. 4.50%, 03/15/2028		1,884	1,873,506
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		270	267,616

			8,951,378

Communications - Media – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		537	473,376
5.125%, 07/01/2049		467	367,347
Discovery Communications LLC 5.20%, 09/20/2047		509	392,531
Fox Corp. 6.50%, 10/13/2033		606	637,839
Paramount Global 7.875%, 07/30/2030		1,778	1,926,018
Prosus NV 3.061%, 07/13/2031(c)		1,862	1,565,253
3.257%, 01/19/2027(c)		489	466,384
3.68%, 01/21/2030(c)		220	197,450
Tencent Holdings Ltd. 3.24%, 06/03/2050(c)		1,022	677,310

	Principal Amount (000)		U.S. $ Value

Time Warner Cable LLC 4.50%, 09/15/2042	U.S.$	505	$376,619
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		1,826	1,608,761

			8,688,888

Communications - Telecommunications – 0.1%
AT&T, Inc. 4.50%, 05/15/2035		408	377,498
T-Mobile USA, Inc. 3.875%, 04/15/2030		352	331,257

			708,755

Consumer Cyclical - Automotive – 1.2%
BMW US Capital LLC 4.60%, 08/13/2027(c)		1,889	1,879,385
Ford Motor Co. 3.25%, 02/12/2032		1,299	1,081,041
Ford Motor Credit Co., LLC 2.70%, 08/10/2026		215	206,495
6.125%, 03/08/2034		526	514,207
General Motors Co. 6.125%, 10/01/2025		174	175,343
General Motors Financial Co., Inc. 5.75%, 02/08/2031		1,837	1,859,650
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(c)		1,664	1,579,352
5.95%, 06/11/2029(c)		131	131,146
Hyundai Capital America 4.30%, 09/24/2027(c)		35	34,427
5.25%, 01/08/2027(c)		443	445,636
5.30%, 03/19/2027(c)		513	517,001
6.10%, 09/21/2028(c)		871	895,928

			9,319,611

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 6.05%, 05/14/2034		450	451,656

Consumer Cyclical - Other – 0.5%
DR Horton, Inc. 5.00%, 10/15/2034		1,134	1,095,705
Marriott International, Inc./MD 4.90%, 04/15/2029		1,017	1,015,474
5.30%, 05/15/2034		335	332,451
5.35%, 03/15/2035		508	501,056
MDC Holdings, Inc. 6.00%, 01/15/2043		968	965,299

			3,909,985

Consumer Cyclical - Restaurants – 0.2%
Starbucks Corp. 4.85%, 02/08/2027		1,837	1,844,550

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.2%
Ross Stores, Inc. 4.70%, 04/15/2027	U.S.$	1,925	$1,909,465

Consumer Non-Cyclical – 2.6%
Altria Group, Inc. 3.40%, 05/06/2030		1,745	1,602,207
BAT Capital Corp. 2.259%, 03/25/2028		2,084	1,915,092
Cargill, Inc. 5.125%, 10/11/2032(c)		835	829,589
Cencosud SA 5.95%, 05/28/2031(c)		363	361,298
CVS Health Corp. 6.75%, 12/10/2054 47			46,106
7.00%, 03/10/2055		786	789,073
General Mills, Inc. 4.70%, 01/30/2027		496	495,831
4.875%, 01/30/2030		1,398	1,389,207
Gilead Sciences, Inc. 5.10%, 06/15/2035		1,892	1,861,368
Imperial Brands Finance PLC 5.875%, 07/01/2034(c)		1,460	1,454,481
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034		784	829,958
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		1,480	1,143,729
Philip Morris International, Inc. 4.875%, 02/13/2026		1,753	1,758,259
5.375%, 02/15/2033		1,688	1,691,207
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		1,317	1,402,631
Roche Holdings, Inc. 4.203%, 09/09/2029(c)		1,902	1,857,855
Tyson Foods, Inc. 5.70%, 03/15/2034		600	607,140

			20,035,031

Energy – 2.1%
Columbia Pipelines Holding Co., LLC 5.097%, 10/01/2031(c)		599	584,019
ConocoPhillips Co. 5.65%, 01/15/2065		1,910	1,807,681
Continental Resources, Inc./OK 2.875%, 04/01/2032(c)		1,630	1,337,660
5.75%, 01/15/2031(c)		718	710,002
Devon Energy Corp. 5.20%, 09/15/2034		1,900	1,805,665
Energy Transfer LP 5.60%, 09/01/2034		1,831	1,823,145
Occidental Petroleum Corp. 5.20%, 08/01/2029		578	573,636
5.375%, 01/01/2032		604	591,848
6.625%, 09/01/2030		676	707,846

	Principal Amount (000)		U.S. $ Value

ONEOK, Inc. 6.05%, 09/01/2033	U.S.$	707	$727,842
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		1,842	1,841,834
Saudi Arabian Oil Co. 5.75%, 07/17/2054(c)		772	719,944
Var Energi ASA 7.50%, 01/15/2028(c)		1,132	1,195,222
8.00%, 11/15/2032(c)		1,108	1,246,223
Williams Cos., Inc. (The) 4.80%, 11/15/2029		855	843,928

			16,516,495

Services – 0.5%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		1,255	1,057,174
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	789	879,383
Expedia Group, Inc. 6.25%, 05/01/2025(c)	U.S.$	49	49,037
Mastercard, Inc. 4.55%, 01/15/2035		1,365	1,308,489
Moody’s Corp. 5.00%, 08/05/2034		960	939,446

			4,233,529

Technology – 1.3%
Apple, Inc. 4.10%, 08/08/2062		1,148	911,305
Broadcom, Inc. 4.15%, 02/15/2028		309	303,815
5.05%, 07/12/2027		707	713,865
Dell International LLC/EMC Corp. 4.35%, 02/01/2030		1,930	1,868,143
Entegris, Inc. 4.75%, 04/15/2029(c)		1,270	1,215,847
Fiserv, Inc. 3.50%, 07/01/2029		2,539	2,382,623
Hewlett Packard Enterprise Co. 4.40%, 09/25/2027		791	782,410
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,241	1,349,983
Infor, Inc. 1.75%, 07/15/2025(c)	U.S.$	649	635,618
Western Digital Corp. 2.85%, 02/01/2029		369	328,358

			10,491,967

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(c)		579	564,218
5.308%, 10/20/2031(c)		752	733,877

	Principal Amount (000)		U.S. $ Value

Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(c)	U.S.$	273	$271,750

			1,569,845

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		214	195,742
5.875%, 07/05/2034(c)		343	341,176

			536,918

Transportation - Services – 0.5%
ENA Master Trust 4.00%, 05/19/2048(c)		380	280,489
ERAC USA Finance LLC 4.60%, 05/01/2028(c)		517	513,242
Ryder System, Inc. 5.375%, 03/15/2029		1,458	1,475,365
TTX Co. 5.50%, 09/25/2026(c)		1,677	1,694,189

			3,963,285

			97,634,635

Financial Institutions – 10.1%
Banking – 8.1%
AIB Group PLC 7.583%, 10/14/2026(c)		1,682	1,712,898
Ally Financial, Inc. 5.543%, 01/17/2031		291	286,783
6.992%, 06/13/2029		976	1,016,826
American Express Co. 5.098%, 02/16/2028		1,827	1,836,994
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029		400	403,728
7.883%, 11/15/2034		200	219,236
Banco de Credito del Peru SA 3.125%, 07/01/2030(c)		1,447	1,418,784
Banco Santander SA 3.80%, 02/23/2028		200	191,912
4.175%, 03/24/2028		800	783,048
6.921%, 08/08/2033		800	841,584
9.625%, 05/21/2033(d)		800	921,112
Bank of America Corp. 2.687%, 04/22/2032		423	363,725
2.972%, 02/04/2033		2,171	1,866,821
Bank of Ireland Group PLC 5.601%, 03/20/2030(c)		365	368,435
6.253%, 09/16/2026(c)		571	575,739
Bank of New York Mellon Corp. (The) 5.606%, 07/21/2039		600	603,252
Barclays PLC 5.335%, 09/10/2035		734	705,712
5.674%, 03/12/2028		351	355,159
6.224%, 05/09/2034		740	759,196

	Principal Amount (000)		U.S. $ Value

BNP Paribas SA 2.591%, 01/20/2028(c)	U.S.$	751	$713,690
4.625%, 02/25/2031(c) (d)		388	325,753
5.497%, 05/20/2030(c)		1,133	1,134,246
BPCE SA 6.508%, 01/18/2035(c)		1,793	1,801,068
CaixaBank SA 6.037%, 06/15/2035(c)		843	849,204
6.684%, 09/13/2027(c)		994	1,019,844
Capital One Financial Corp. 5.468%, 02/01/2029		416	418,991
6.377%, 06/08/2034		1,163	1,207,310
Citigroup, Inc. 4.542%, 09/19/2030		1,947	1,891,394
Series W 4.00%, 12/10/2025(d)		788	767,638
Series Y 4.15%, 11/15/2026(d)		139	132,309
Credit Agricole SA 6.251%, 01/10/2035(c)		1,441	1,450,208
Danske Bank A/S 4.613%, 10/02/2030(c)		846	820,299
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		958	933,418
6.119%, 07/14/2026		764	768,332
7.146%, 07/13/2027		323	332,858
Discover Bank Series B 5.974%, 08/09/2028		386	392,029
Goldman Sachs Group, Inc. (The) 2.615%, 04/22/2032		2,019	1,720,915
2.65%, 10/21/2032		142	119,955
Series V 4.125%, 11/10/2026(d)		764	732,523
HSBC Holdings PLC 2.804%, 05/24/2032		581	493,716
2.848%, 06/04/2031		1,675	1,470,315
7.399%, 11/13/2034		1,536	1,669,555
8.113%, 11/03/2033		767	864,317
Intesa Sanpaolo SpA 7.20%, 11/28/2033(c)		919	996,472
JPMorgan Chase & Co. 2.963%, 01/25/2033		2,609	2,255,559
KBC Group NV 4.932%, 10/16/2030(c)		1,350	1,327,172
Lloyds Banking Group PLC 4.976%, 08/11/2033		420	403,372
5.087%, 11/26/2028		746	746,933
5.462%, 01/05/2028		216	217,758
7.953%, 11/15/2033		461	515,467
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		550	555,115
Morgan Stanley 0.406%, 10/29/2027	EUR	796	788,900

	Principal Amount (000)		U.S. $ Value

Morgan Stanley Bank NA Series B 5.504%, 05/26/2028	U.S.$	1,013	$1,026,321
Nationwide Building Society 2.972%, 02/16/2028(c)		1,238	1,183,392
NatWest Group PLC 3.032%, 11/28/2035		378	326,373
8.125%, 11/10/2033(d)		352	374,000
Santander Holdings USA, Inc. 6.174%, 01/09/2030		184	187,774
6.499%, 03/09/2029		107	110,030
Santander UK Group Holdings PLC 4.858%, 09/11/2030		1,139	1,107,791
Societe Generale SA 2.797%, 01/19/2028(c)		1,389	1,318,161
5.519%, 01/19/2028(c)		502	503,014
Standard Chartered PLC 3.971%, 03/30/2026(c)		885	881,717
5.005%, 10/15/2030(c)		214	209,985
6.187%, 07/06/2027(c)		407	413,829
6.361% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(c) (d) (e)		400	370,444
Sumitomo Mitsui Financial Group, Inc. 5.316%, 07/09/2029		1,485	1,500,786
Sumitomo Mitsui Trust Bank Ltd. 4.45%, 09/10/2027(c)		306	303,029
Toronto-Dominion Bank (The) 5.146%, 09/10/2034		661	647,007
UBS Group AG 3.091%, 05/14/2032(c)		1,265	1,101,853
3.875%, 06/02/2026(c) (d)		200	191,320
4.194%, 04/01/2031(c)		549	519,211
6.373%, 07/15/2026(c)		1,346	1,355,610
9.25%, 11/13/2028(c) (d)		316	341,899
9.25%, 11/13/2033(c) (d)		253	290,436
UniCredit SpA 2.569%, 09/22/2026(c)		459	450,155
Wells Fargo & Co. 3.35%, 03/02/2033		2,456	2,151,038
5.499%, 01/23/2035		192	190,858
Series BB 3.90%, 03/15/2026(d)		635	615,220

			62,738,832

Brokerage – 0.2%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(d)		1,949	1,882,325

Finance – 0.3%
Aircastle Ltd. 5.95%, 02/15/2029(c)		310	316,305
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		1,131	1,094,718

	Principal Amount (000)		U.S. $ Value

1.95%, 09/20/2026(c)	U.S.$	390	$370,282
3.50%, 11/01/2027(c)		212	202,695
4.125%, 08/01/2025(c)		10	9,943
4.875%, 10/01/2025(c)		350	349,304

			2,343,247

Insurance – 0.8%
Athene Global Funding 5.62%, 05/08/2026(c)		2,182	2,201,376
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(c)		11	7,112
MetLife Capital Trust IV 7.875%, 12/15/2037(c)		970	1,063,227
MetLife, Inc. 10.75%, 08/01/2039		25	33,300
Principal Life Global Funding II 5.10%, 01/25/2029(c)		1,265	1,266,986
Prudential Financial, Inc. 5.375%, 05/15/2045		139	138,060
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(c)		600	594,972
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(c)		1,200	1,190,124

			6,495,157

REITs – 0.7%
American Tower Corp. 3.65%, 03/15/2027		466	454,807
5.20%, 02/15/2029		626	629,531
5.25%, 07/15/2028		462	465,160
Crown Castle, Inc. 5.60%, 06/01/2029		380	387,322
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		1,036	889,489
4.00%, 01/15/2031		364	333,493
Simon Property Group LP 4.75%, 09/26/2034		1,112	1,054,354
Trust Fibra Uno 4.869%, 01/15/2030(c)		258	233,490
5.25%, 01/30/2026(c)		884	881,516

			5,329,162

			78,788,723

Utility – 1.5%
Electric – 1.5%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		462	402,320
Alexander Funding Trust II 7.467%, 07/31/2028(c)		406	428,642
American Electric Power Co., Inc. 6.95%, 12/15/2054		681	704,808
CenterPoint Energy Houston Electric LLC 4.95%, 04/01/2033		153	149,443
5.05%, 03/01/2035		1,731	1,692,191

	Principal Amount (000)		U.S. $ Value

Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041	U.S.$	920	$708,161
Electricite de France SA 9.125%, 03/15/2033(c) (d)		366	412,343
Enel Finance International NV 5.50%, 06/26/2034(c)		1,836	1,814,170
Engie Energia Chile SA 3.40%, 01/28/2030(c)		981	864,506
6.375%, 04/17/2034(c)		200	202,500
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(c)		479	471,571
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(c)		354	339,054
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(c)		652	636,769
NRG Energy, Inc. 7.00%, 03/15/2033(c)		1,304	1,404,251
Pacific Gas and Electric Co. 5.55%, 05/15/2029		340	345,508
Vistra Operations Co., LLC 5.05%, 12/30/2026(c)		62	62,058
6.95%, 10/15/2033(c)		726	779,826

			11,418,121

Total Corporates - Investment Grade (cost $191,263,361)			187,841,479

MORTGAGE PASS-THROUGHS – 21.1%
Agency Fixed Rate 30-Year – 20.7%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		370	332,841
3.50%, 11/01/2049		502	450,610
Series 2020 3.50%, 01/01/2050		1,138	1,023,492
Series 2022 2.00%, 03/01/2052		5,534	4,338,880
2.50%, 04/01/2052		6,602	5,435,405
3.00%, 03/01/2052		3,587	3,076,741
3.00%, 05/01/2052		4,100	3,480,939
3.00%, 07/01/2052		1,299	1,103,360
Series 2024 5.50%, 11/01/2054		1,489	1,469,417
Federal Home Loan Mortgage Corp. Gold Series 2005 5.50%, 01/01/2035		14	13,962
Series 2007 5.50%, 07/01/2035		92	94,024
Series 2016 4.00%, 02/01/2046		844	797,160
Series 2017 4.00%, 07/01/2044		550	518,305

	Principal Amount (000)			U.S. $ Value

Series 2018 4.50%, 03/01/2048	U.S.$	266		$254,933
4.50%, 10/01/2048		529		506,946
4.50%, 11/01/2048		745		714,190
5.00%, 11/01/2048		325		319,428
Federal National Mortgage Association Series 2003 5.50%, 04/01/2033		76		77,882
5.50%, 07/01/2033		146		148,996
Series 2004 5.50%, 02/01/2034		2		1,640
5.50%, 04/01/2034		37		37,503
5.50%, 05/01/2034		30		30,941
5.50%, 11/01/2034		143		146,142
Series 2005 5.50%, 02/01/2035		222		227,245
Series 2006 5.50%, 04/01/2036		44		45,474
Series 2007 5.50%, 05/01/2036		2		2,210
5.50%, 09/01/2036		1		1,304
5.50%, 08/01/2037		54		55,064
Series 2008 5.50%, 08/01/2037		0	**	308
Series 2009 5.00%, 12/01/2039		9		8,897
Series 2010 4.00%, 12/01/2040		330		312,347
5.00%, 06/01/2040		8		7,707
Series 2012 3.50%, 02/01/2042		293		269,469
3.50%, 11/01/2042		3,065		2,815,716
3.50%, 01/01/2043		522		478,884
Series 2013 3.50%, 04/01/2043		1,801		1,650,416
4.00%, 10/01/2043		1,143		1,072,353
Series 2015 3.00%, 05/01/2045		439		381,586
3.00%, 08/01/2045		649		563,897
Series 2018 4.50%, 09/01/2048		1,048		1,003,396
Series 2019 3.50%, 08/01/2049		1,412		1,267,837
3.50%, 09/01/2049		528		475,128
3.50%, 11/01/2049		1,072		961,967
Series 2020 3.50%, 01/01/2050		1,054		947,668
Series 2021 2.00%, 07/01/2051		5,981		4,668,258
2.00%, 12/01/2051		8,713		6,779,469
2.50%, 01/01/2052		1,819		1,498,909
Series 2022 2.50%, 03/01/2052		3,975		3,275,067
2.50%, 04/01/2052		4,108		3,379,419
2.50%, 05/01/2052		5,490		4,516,515
3.00%, 02/01/2052		4,443		3,811,554
3.00%, 03/01/2052		5,621		4,822,044
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		141		123,997

	Principal Amount (000)			U.S. $ Value

3.00%, 05/20/2046	U.S.$	406		$356,613
Series 2023 5.50%, 04/20/2053		3,407		3,387,799
Series 2024 4.00%, 01/15/2055, TBA		3,275		3,013,730
Series 2025 4.50%, 01/21/2055, TBA		9,719		9,182,874
5.00%, 01/15/2055, TBA		12,561		12,182,376
5.50%, 01/15/2055, TBA		5,036		4,990,480
6.00%, 01/15/2055, TBA		7,343		7,388,445
Uniform Mortgage-Backed Security Series 2025 2.00%, 01/15/2055, TBA		9,870		7,667,851
2.50%, 01/15/2055, TBA		5,975		4,859,665
5.00%, 01/15/2055, TBA		6,767		6,526,190
5.50%, 01/15/2055, TBA		16,035		15,814,071
6.00%, 01/15/2055, TBA		10,459		10,506,059
6.50%, 01/15/2055, TBA		5,583		5,700,316

				161,374,311

Agency Fixed Rate 15-Year – 0.4%
Federal National Mortgage Association Series 2016 2.50%, 10/01/2031		31		29,653
2.50%, 11/01/2031		1,654		1,565,774
2.50%, 12/01/2031		9		8,345
Series 2017 2.50%, 01/01/2032		523		495,040
2.50%, 02/01/2032		488		459,882

				2,558,694

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Series 2006 6.971% (RFUCCT1Y + 2.35%), 12/01/2036(e)		0	**	113
Series 2007 6.60% (RFUCCT1Y + 2.10%), 03/01/2037(e)		0	**	311
Federal National Mortgage Association Series 2007 5.835% (RFUCCT1Y + 1.46%), 02/01/2037(e)		1		912
6.508% (RFUCCT1Y + 1.81%), 03/01/2037(e)		0	**	299

				1,635

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2005 5.50%, 03/01/2025		0	**	396

Total Mortgage Pass-Throughs (cost $173,629,805)				163,935,036

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 6.4%
Other ABS - Fixed Rate – 3.1%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(c)	U.S.$	2,048	$1,873,960
Affirm Asset Securitization Trust Series 2021-Z2, Class A 1.17%, 11/16/2026(c)		16	15,792
Series 2024-X1, Class A 6.27%, 05/15/2029(c)		459	460,160
Series 2024-X2, Class A 5.22%, 12/17/2029(c)		1,248	1,249,805
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(c)		195	193,470
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(c)		15	14,902
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(c)		432	411,809
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(c)		485	433,227
Dext ABS LLC Series 2021-1, Class B 1.76%, 02/15/2028(c)		98	97,298
Series 2023-1, Class A2 5.99%, 03/15/2032(c)		956	963,909
Diamond Infrastructure Funding LLC Series 2021-1A, Class B 2.355%, 04/15/2049(c)		935	872,835
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(c)		1,941	1,800,071
Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(c)		1,051	1,051,167
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(c)		509	457,198
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		764	748,524
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		470	441,918
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(c)		374	351,845
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(c)		1,958	1,774,985
Series 2023-1A, Class A2 7.308%, 01/30/2053(c)		1,379	1,400,497

	Principal Amount (000)		U.S. $ Value

Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(c)	U.S.$	620	$531,430
Series 2021-CA, Class B 2.53%, 04/20/2062(c)		907	755,457
Series 2021-DA, Class B 2.90%, 04/20/2062(c)		798	678,683
NMEF Funding LLC Series 2024-A, Class A2 5.15%, 12/15/2031(c)		1,800	1,803,547
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(c)		1,087	1,087,955
Oportun Issuance Trust Series 2024-2, Class A 5.86%, 02/09/2032(c)		488	488,927
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(c)		530	535,209
Series 2024-9, Class B 5.306%, 03/15/2032(c)		1,966	1,960,871
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(c)		466	470,283
Series 2024-3, Class A 6.258%, 10/15/2031(c)		622	625,617
Prosper Marketplace Issuance Trust Series 2024-1A, Class A 6.12%, 08/15/2029(c)		730	732,431

			24,283,782

Autos - Fixed Rate – 2.2%
ACM Auto Trust Series 2024-1A, Class A 7.71%, 01/21/2031(c)		307	307,762
Series 2024-2A, Class A 6.06%, 02/20/2029(c)		1,541	1,546,171
Arivo Acceptance Auto Loan Receivables Trust Series 2024-1A, Class A 6.46%, 04/17/2028(c)		202	204,486
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(c)		1,016	1,027,852
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		127	121,971
Series 2021-N4, Class D 2.30%, 09/11/2028		204	197,423
Series 2021-P4, Class D 2.61%, 09/11/2028		989	915,641
Series 2024-P3, Class A2 4.61%, 11/10/2027		1,665	1,664,910

	Principal Amount (000)		U.S. $ Value

Series 2024-P4, Class A2 4.62%, 02/10/2028	U.S.$	1,037	$1,037,844
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(c)		779	768,595
Series 2022-A, Class C 2.17%, 04/16/2029(c)		413	411,442
Series 2024-C, Class A 5.88%, 02/15/2028(c)		608	611,233
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(c)		60	59,345
Flagship Credit Auto Trust Series 2023-1, Class A2 5.38%, 12/15/2026(c)		132	132,157
Series 2023-2, Class A2 5.76%, 04/15/2027(c)		275	275,440
Series 2024-3, Class A 4.88%, 11/15/2028(c)		684	685,046
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(c)		1,390	1,334,531
GLS Auto Receivables Issuer Trust Series 2024-3A, Class A2 5.35%, 08/16/2027(c)		1,396	1,400,465
LAD Auto Receivables Trust Series 2023-1A, Class A2 5.68%, 10/15/2026(c)		80	80,100
Lendbuzz Securitization Trust Series 2024-3A, Class A1 5.354%, 09/15/2025(c)		327	326,995
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(c)		566	572,460
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(c)		143	142,899
Santander Drive Auto Receivables Trust Series 2023-3, Class B 5.61%, 07/17/2028		832	839,617
Series 2024-4, Class A2 5.41%, 07/15/2027		1,276	1,279,925
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(c)		591	594,450
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(c)		472	475,785
United Auto Credit Securitization Trust Series 2024-1, Class A 6.17%, 08/10/2026(c)		64	63,706

			17,078,251

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.6%
Home Equity Asset Trust Series 2007-3, Class M1 4.978% (CME Term SOFR 1 Month + 0.64%), 08/25/2037(e)	U.S.$	4,358	$4,864,527
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 5.053% (CME Term SOFR 1 Month + 0.71%), 04/25/2034(e)		28	27,727

			4,892,254

Credit Cards - Fixed Rate – 0.5%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(c)		1,188	1,201,653
Mission Lane Credit Card Master Trust Series 2024-A, Class A1 6.20%, 08/15/2029(c)		811	815,658
Series 2024-B, Class A 5.88%, 01/15/2030(c)		1,890	1,888,291

			3,905,602

Total Asset-Backed Securities (cost $46,470,598)			50,159,889

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
Risk Share Floating Rate – 5.3%
Bellemeade Re Ltd. Series 2021-3A, Class A2 5.569% (CME Term SOFR + 1.00%), 09/25/2031(c) (e)		1,894	1,895,714
Series 2022-1, Class M1B 6.719% (CME Term SOFR + 2.15%), 01/26/2032(c) (e)		760	763,292
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M1 5.419% (CME Term SOFR + 0.85%), 12/25/2041(c) (e)		643	642,582
Series 2022-R01, Class 1M2 6.469% (CME Term SOFR + 1.90%), 12/25/2041(c) (e)		2,306	2,338,633
Series 2022-R02, Class 2M1 5.769% (CME Term SOFR + 1.20%), 01/25/2042(c) (e)		610	610,288
Series 2022-R03, Class 1M2 8.069% (CME Term SOFR + 3.50%), 03/25/2042(c) (e)		1,545	1,621,745
Series 2022-R05, Class 2M2 7.569% (CME Term SOFR + 3.00%), 04/25/2042(c) (e)		1,206	1,250,410

	Principal Amount (000)		U.S. $ Value

Series 2022-R06, Class 1M1 7.319% (CME Term SOFR + 2.75%), 05/25/2042(c) (e)	U.S.$	936	$960,531
Series 2022-R07, Class 1M1 7.51% (CME Term SOFR + 2.95%), 06/25/2042(c) (e)		1,257	1,299,072
Series 2023-R02, Class 1M1 6.869% (CME Term SOFR + 2.30%), 01/25/2043(c) (e)		593	607,176
Series 2023-R03, Class 2M1 7.069% (CME Term SOFR + 2.50%), 04/25/2043(c) (e)		774	788,561
Series 2023-R04, Class 1M1 6.86% (CME Term SOFR + 2.30%), 05/25/2043(c) (e)		1,149	1,174,915
Series 2023-R06, Class 1M1 6.269% (CME Term SOFR + 1.70%), 07/25/2043(c) (e)		947	950,932
Series 2024-R02, Class 1M1 5.669% (CME Term SOFR + 1.10%), 02/25/2044(c) (e)		524	524,717
Series 2024-R05, Class 2M1 5.569% (CME Term SOFR + 1.00%), 07/25/2044(c) (e)		488	488,526
Series 2024-R06, Class 1M1 5.619% (CME Term SOFR + 1.05%), 09/25/2044(c) (e)		974	974,760
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA5, Class M2 6.219% (CME Term SOFR + 1.65%), 01/25/2034(c) (e)		323	324,937
Series 2021-DNA6, Class M2 6.069% (CME Term SOFR + 1.50%), 10/25/2041(c) (e)		2,513	2,528,248
Series 2021-DNA7, Class M2 6.369% (CME Term SOFR + 1.80%), 11/25/2041(c) (e)		2,412	2,434,120
Series 2021-HQA4, Class M2 6.919% (CME Term SOFR + 2.35%), 12/25/2041(c) (e)		1,530	1,547,635
Series 2022-DNA1, Class M1A 5.569% (CME Term SOFR + 1.00%), 01/25/2042(c) (e)		548	548,537
Series 2022-DNA1, Class M1B 6.419% (CME Term SOFR + 1.85%), 01/25/2042(c) (e)		1,223	1,240,625
Series 2022-DNA2, Class M1B 6.969% (CME Term SOFR + 2.40%), 02/25/2042(c) (e)		1,717	1,757,365
Series 2022-DNA3, Class M1B 7.469% (CME Term SOFR + 2.90%), 04/25/2042(c) (e)		711	736,636

	Principal Amount (000)		U.S. $ Value

Series 2022-DNA4, Class M1B 7.919% (CME Term SOFR + 3.35%), 05/25/2042(c) (e)	U.S.$	1,358	$1,420,432
Series 2022-DNA5, Class M1B 9.234% (CME Term SOFR + 4.50%), 06/25/2042(c) (e)		2,274	2,438,153
Series 2022-DNA7, Class M1A 7.069% (CME Term SOFR + 2.50%), 03/25/2052(c) (e)		1,008	1,027,525
Series 2022-HQA1, Class M1B 8.069% (CME Term SOFR + 3.50%), 03/25/2042(c) (e)		399	417,124
Series 2023-DNA1, Class M1A 6.66% (CME Term SOFR + 2.10%), 03/25/2043(c) (e)		677	686,986
Series 2023-DNA2, Class M1A 6.66% (CME Term SOFR + 2.10%), 04/25/2043(c) (e)		1,337	1,358,281
Series 2024-DNA3, Class A1 5.619% (CME Term SOFR + 1.05%), 10/25/2044(c) (e)		1,700	1,703,276
Series 2024-HQA1, Class M1 5.819% (CME Term SOFR + 1.25%), 03/25/2044(c) (e)		1,235	1,236,044
Series 2024-HQA2, Class M1 5.769% (CME Term SOFR + 1.20%), 08/25/2044(c) (e)		1,653	1,654,350
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.383% (CME Term SOFR + 5.81%), 04/25/2028(e)		83	86,208
Series 2021-R02, Class 2M2 6.569% (CME Term SOFR + 2.00%), 11/25/2041(c) (e)		1,071	1,078,270
Oaktown Re VII Ltd. Series 2021-2, Class M1A 6.169% (CME Term SOFR + 1.60%), 04/25/2034(c) (e)		113	112,668
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.013% (CME Term SOFR + 3.46%), 02/25/2025(c) (e)		178	178,337
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.933% (CME Term SOFR + 5.36%), 11/25/2025(c) (e)		149	154,432
Series 2015-WF1, Class 2M2 10.183% (CME Term SOFR + 5.61%), 11/25/2025(c) (e)		36	37,804

			41,599,847

	Principal Amount (000)		U.S. $ Value

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 1.388% (5.99% - CME Term SOFR), 12/15/2044(e) (f)	U.S.$	1,069	$98,925
Series 4693, Class SL 1.438% (6.04% - CME Term SOFR), 06/15/2047(e) (f)		1,169	125,518
Series 4954, Class SL 1.367% (5.94% - CME Term SOFR), 02/25/2050(e) (f)		1,564	146,457
Series 4981, Class HS 1.417% (5.99% - CME Term SOFR), 06/25/2050(e) (f)		3,509	329,135
Federal National Mortgage Association REMICs Series 2016-106, Class ES 1.317% (5.89% - CME Term SOFR), 01/25/2047(e) (f)		1,064	100,724
Series 2017-73, Class SA 1.467% (6.04% - CME Term SOFR), 09/25/2047(e) (f)		1,397	148,715
Series 2017-97, Class LS 1.517% (6.09% - CME Term SOFR), 12/25/2047(e) (f)		1,046	114,735
Series 2017-97, Class SW 1.517% (6.09% - CME Term SOFR), 12/25/2047(e) (f)		958	98,787
Government National Mortgage Association Series 2017-134, Class SE 1.715% (6.09% - CME Term SOFR 1 Month), 09/20/2047(e) (f)		691	71,667
Series 2017-43, Class ST 1.615% (5.99% - CME Term SOFR 1 Month), 03/20/2047(e) (f)		1,374	164,953
Series 2017-65, Class ST 1.665% (6.04% - CME Term SOFR 1 Month), 04/20/2047(e) (f)		1,246	141,448

			1,541,064

Agency Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4973, Class BI 4.50%, 05/25/2050(g)		4,099	960,106
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 4.154%, 05/28/2035		231	227,217

			1,187,323

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.1%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 4.833% (CME Term SOFR 1 Month + 0.49%), 12/25/2036(e)	U.S.$	781	$240,746
HomeBanc Mortgage Trust Series 2005-1, Class A1 4.953% (CME Term SOFR 1 Month + 0.61%), 03/25/2035(e)		106	85,150
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 6.553% (CME Term SOFR 1 Month + 2.21%), 04/25/2047(c) (e)		165	166,604

			492,500

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		53	35,873
Series 2006-24CB, Class A16 5.75%, 08/25/2036		344	172,420
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		139	93,046
CHL Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		73	31,350

			332,689

Total Collateralized Mortgage Obligations (cost $44,787,254)			45,153,423

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.0%
Non-Agency Floating Rate CMBS – 1.2%
AREIT Trust Series 2022-CRE6, Class A 5.85% (CME Term SOFR + 1.25%), 01/20/2037(c) (e)		1,986	1,978,941
BBCMS Mortgage Trust Series 2020-BID, Class A 6.653% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(c) (e)		1,998	2,004,244
BFLD Mortgage Trust Series 2021-FPM, Class A 6.113% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(c) (e)		2,976	2,974,140
BX Commercial Mortgage Trust Series 2019-IMC, Class D 6.343% (CME Term SOFR 1 Month + 1.95%), 04/15/2034(c) (e)		207	203,983
Series 2019-IMC, Class E 6.593% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(c) (e)		839	825,760
CLNY Trust Series 2019-IKPR, Class D 6.872% (CME Term SOFR 1 Month + 2.39%), 11/15/2038(c) (e)		744	691,920
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 6.569% (CME Term SOFR + 2.00%), 01/25/2051(c) (e)		137	136,296
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 5.977% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(c) (e)		566	512,840

			9,328,124

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate CMBS – 0.8%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)	U.S.$	740	$668,299
Commercial Mortgage Trust Series 2012-CR3, Class E 4.292%, 10/15/2045(c)		889	496,761
Series 2015-LC21, Class XA 0.597%, 07/10/2048(g)		1,785	722
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.15%, 08/10/2044(c)		28	15,090
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(h)		996	975,049
Series 2021-1, Class A2 2.435%, 08/15/2026(h)		1,801	1,763,868
Series 2021-1, Class AS 2.638%, 08/15/2026(h)		59	56,891
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(h)		509	506,276
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.039%, 08/15/2046(c)		472	358,152
Series 2014-C22, Class XA 0.402%, 09/15/2047(g)		400	4
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		147	49,096
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(c)		167	165,310
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class D 3.25%, 12/15/2047(c)		603	503,407
Series 2015-C25, Class XA 1.019%, 10/15/2048(g)		1,763	5,035
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class C 4.393%, 11/15/2049		1,030	960,536

			6,524,496

Total Commercial Mortgage-Backed Securities (cost $16,805,047)			15,852,620

	Principal Amount (000)		U.S. $ Value

AGENCIES – 1.7%
Agency Debentures – 1.7%
Federal Home Loan Banks 4.00%, 06/30/2028	U.S.$	10,600	$10,507,038
4.75%, 12/08/2028		1,785	1,807,580
Federal National Mortgage Association 6.25%, 05/15/2029		355	381,213
6.625%, 11/15/2030		260	288,668

Total Agencies (cost $13,117,247)			12,984,499

INFLATION-LINKED SECURITIES – 1.2%
United States – 1.2%
U.S. Treasury Inflation Index 0.25%, 07/15/2029 (TIPS) (cost $9,416,782)		10,302	9,542,122

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO - Floating Rate – 1.2%
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class A 6.079% (CME Term SOFR 3 Month + 1.46%), 07/20/2034(c) (e)		1,472	1,474,349
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.009% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(c) (e)		1,500	1,502,802
New Mountain CLO 3 Ltd. Series CLO-3A, Class D 8.229% (CME Term SOFR 3 Month + 3.61%), 10/20/2034(c) (e)		250	250,561
Pikes Peak CLO 8 Series 2021-8A, Class A 6.049% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(c) (e)		1,907	1,906,547
Regatta XX Funding Ltd. Series 2021-2A, Class A 6.078% (CME Term SOFR 3 Month + 1.42%), 10/15/2034(c) (e)		2,924	2,927,787
Rockford Tower CLO Ltd. Series 2021-2A, Class A1 6.039% (CME Term SOFR 3 Month + 1.42%), 07/20/2034(c) (e)		1,310	1,309,790

Total Collateralized Loan Obligations (cost $9,362,671)			9,371,836

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.7%
United States – 0.7%
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		1,634	1,514,901
State of California Series 2010 7.625%, 03/01/2040		2,040	2,403,803

	Principal Amount (000)		U.S. $ Value

University of California Series 2021-B 3.071%, 05/15/2051	U.S.$	2,070	$1,366,627

Total Local Governments - US Municipal Bonds (cost $5,806,180)			5,285,331

CORPORATES - NON-INVESTMENT GRADE – 0.6%
Industrial – 0.5%
Communications - Media – 0.2%
DISH DBS Corp. 5.75%, 12/01/2028(c)		996	851,022
VZ Vendor Financing II BV 2.875%, 01/15/2029(c)	EUR	540	512,479

			1,363,501

Communications - Telecommunications – 0.0%
Altice France SA 3.375%, 01/15/2028(c)		259	202,622

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(c)	U.S.$	455	453,576
6.125%, 04/01/2032(c)		261	260,517

			714,093

Consumer Non-Cyclical – 0.0%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(c)	EUR	320	321,684

Energy – 0.1%
Sunoco LP 7.00%, 05/01/2029(c)	U.S.$	293	300,677
7.25%, 05/01/2032(c)		400	413,184
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		278	261,420
4.50%, 04/30/2030		139	128,719

			1,104,000

Services – 0.1%
Block, Inc. 6.50%, 05/15/2032(c)		580	585,951

			4,291,851

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (d)		648	647,935

Total Corporates - Non-Investment Grade (cost $5,280,067)			4,939,786

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.5%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)	U.S.$	1,136	$1,038,730
8.00%, 10/15/2034(c)		321	305,518
CSN Resources SA 4.625%, 06/10/2031(c)		293	227,849
Volcan Cia Minera SAA 8.75%, 01/24/2030(c)		190	180,859

			1,752,956

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		459	408,537

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		730	700,800

Energy – 0.1%
Ecopetrol SA 8.625%, 01/19/2029		980	1,037,967
Oleoducto Central SA 4.00%, 07/14/2027(c)		248	234,437

			1,272,404

			4,134,697

Utility – 0.1%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(c)		117	116,741

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(c)		431	418,342

			535,083

Total Emerging Markets - Corporate Bonds (cost $4,703,179)			4,669,780

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(c)		1,473	1,500,159

Hungary – 0.1%
Magyar Export-Import Bank Zrt 6.125%, 12/04/2027(c)		988	996,032

Mexico – 0.2%
Comision Federal de Electricidad 4.688%, 05/15/2029(c)		478	447,575

	Principal Amount (000)		U.S. $ Value

5.70%, 01/24/2030(c)	U.S.$	705	$677,329

			1,124,904

Total Quasi-Sovereigns (cost $3,678,005)			3,621,095

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Chile – 0.1%
Chile Electricity Lux Mpc II SARL 5.58%, 10/20/2035(c)		893	867,549

Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		696	551,942

Ecuador – 0.1%
Amazon Conservation DAC 6.034%, 01/16/2042(c)		927	932,961

Total Governments - Sovereign Bonds (cost $2,514,840)			2,352,452

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(c) (cost $788,000)		788	702,108

SHORT-TERM INVESTMENTS – 15.0%
U.S. Treasury Bills – 13.4%
U.S. Treasury Bill Zero Coupon, 01/16/2025		7,844	7,830,536
Zero Coupon, 02/13/2025		19,973	19,873,470
Zero Coupon, 02/27/2025		22,176	22,030,207
Zero Coupon, 03/13/2025		34,809	34,525,404
Zero Coupon, 03/27/2025		20,030	19,833,508

Total U.S. Treasury Bills (cost $104,067,014)			104,093,125

	Shares

Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.43%(i) (j) (k) (cost $12,435,342)		12,435,342	12,435,342

Total Short-Term Investments (cost $116,502,356)			116,528,467

Total Investments – 109.9% (cost $897,521,761)(l)			855,542,970
Other assets less liabilities – (9.9)%			(77,000,457)

Net Assets – 100.0%			$778,542,513

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	226	March 2025	$46,467,719	$(25,338)
U.S. T-Note 5 Yr (CBT) Futures	1,253	March 2025	133,199,774	(614,678)
U.S. Ultra Bond (CBT) Futures	43	March 2025	5,112,969	(269,756)
Sold Contracts
U.S. 10 Yr Ultra Futures	64	March 2025	7,124,000	150,283

				$(759,489)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	EUR	3,721	USD	3,915	02/27/2025	$50,991

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,950	12/13/2029	1.537%	1 Day SOFR	Annual	$560,952	$364,494	$196,458

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2024, the aggregate market value of these securities amounted to $185,655,895 or 23.8% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2024.
(f)	Inverse interest only security.
(g)	IO - Interest Only.

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.44% of net assets as of December 31, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021 - 08/03/2023	$957,578	$975,049	0.13%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021 - 09/06/2022	1,820,649	1,763,868	0.23%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021 - 04/01/2021	59,543	56,891	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	536,686	506,276	0.07%

(i)	Affiliated investments.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of December 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,786,128 and gross unrealized depreciation of investments was $(52,276,959), resulting in net unrealized depreciation of $(42,490,831).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

December 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$222,603,047	$—	$222,603,047
Corporates - Investment Grade	—	187,841,479	—	187,841,479
Mortgage Pass-Throughs	—	163,935,036	—	163,935,036
Asset-Backed Securities	—	50,159,889	—	50,159,889
Collateralized Mortgage Obligations	—	45,153,423	—	45,153,423
Commercial Mortgage-Backed Securities	—	15,852,620	—	15,852,620
Agencies	—	12,984,499	—	12,984,499
Inflation-Linked Securities	—	9,542,122	—	9,542,122
Collateralized Loan Obligations	—	9,371,836	—	9,371,836
Local Governments - US Municipal Bonds	—	5,285,331	—	5,285,331
Corporates - Non-Investment Grade	—	4,939,786	—	4,939,786
Emerging Markets - Corporate Bonds	—	4,669,780	—	4,669,780
Quasi-Sovereigns	—	3,621,095	—	3,621,095
Governments - Sovereign Bonds	—	2,352,452	—	2,352,452
Emerging Markets - Sovereigns	—	702,108	—	702,108
Short-Term Investments:
U.S. Treasury Bills	—	104,093,125	—	104,093,125
Investment Companies	12,435,342	—	—	12,435,342

Total Investments in Securities	12,435,342	843,107,628	—	855,542,970
Other Financial Instruments(a):
Assets:
Futures	150,283	—	—	150,283
Forward Currency Exchange Contracts	—	50,991	—	50,991
Centrally Cleared Interest Rate Swaps	—	560,952	—	560,952
Liabilities:
Futures	(909,772)	—	—	(909,772)

Total	$11,675,853	$843,719,571	$—	$855,395,424

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2024 is as follows:

Portfolio	Market Value 09/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2024 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$40,682	$92,791	$121,038	$12,435	$308